UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: MARCH 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       HANAWALT ASSOCIATES LLC
Address:    645 MADISON AVENUE, 6TH FLOOR
            NEW YORK, NEW YORK 10022

Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       LAWRENCE S. PIDGEON
Title:      MEMBER - HANAWALT ASSOCIATES LLC
Phone:      (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON             NEW YORK, NEW YORK            MAY 5, 2010
--------------------------------------------------------------------------------
      [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                   -----------
Form 13F Information Table Entry Total:            17
                                                   -----------
Form 13F Information Table Value Total:            $492,106
                                                   -----------
                                                   (thousands)

List of Other Included Managers:                   NONE

                                                            MARKET
                                           TITLE            VALUE    SHARE/
                                           OF               (USD)    PRN       SHARE/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                             CLASS CUSIP      (X 1000) AMOUNT    PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC CMN                        COM   002535201  33,191   995,527   SH           Sole                  995,527
AARON RENTS INC A CMN CLASS A              COM   002535300  9,721    358,035   SH           Sole                  358,035
AMERICAN EXPRESS CO. CMN                   COM   025816109  26,062   631,665   SH           Sole                  631,665
ANIXTER INTERNATIONAL INC CMN              COM   035290105  3,055    65,200    SH           Sole                  65,200
BED BATH & BEYOND INC. CMN                 COM   075896100  147,129  3,362,175 SH           Sole                  3,362,175
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A  COM   084670108  244      2         SH           Sole                  2
CARMAX, INC. CMN                           COM   143130102  26,957   1,073,111 SH           Sole                  1,073,111
CHARLES RIV LABS INTL INC CMN              COM   159864107  2,606    66,300    SH           Sole                  66,300
CONOCOPHILLIPS CMN                         COM   20825C104  3,106    60,700    SH           Sole                  60,700
COSTCO WHOLESALE CORPORATION CMN           COM   22160K105  83,194   1,393,300 SH           Sole                  1,393,300
GRACO INC CMN                              COM   384109104  3,165    98,900    SH           Sole                  98,900
LOWES COMPANIES INC CMN                    COM   548661107  90,541   3,735,200 SH           Sole                  3,735,200
PATTERSON COMPANIES INC CMN                COM   703395103  2,596    83,600    SH           Sole                  83,600
SEARS HOLDINGS CORPORATION CMN             COM   812350106  3,797    35,019    SH           Sole                  35,019
SIMPSON MANUFACTURING CO INC CMN           COM   829073105  2,429    87,500    SH           Sole                  87,500
U.S. BANCORP CMN                           COM   902973304  16,201   626,000   SH           Sole                  626,000
WELLS FARGO & CO (NEW) CMN                 COM   949746101  35,321   1,135,000 SH           Sole                  1,135,000
WHOLE FOODS MARKET INC CMN                 COM   966837106  2,791    77,196    SH           Sole                  77,196

                                                            492,106